Document and Entity Information	Dec. 12, 2023
Cover [Abstract]
Entity Registrant Name	CODORUS VALLEY BANCORP INC
Amendment Flag	false
Entity Central Index Key	0000806279
Document Type	8-K
Document Period End Date	Dec. 12, 2023
Entity Incorporation State Country Code	PA
Entity File Number	001-15536
Entity Tax Identification Number	23-2428543
Entity Address, Address Line One	105 Leader Heights Road
Entity Address, City or Town	York
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17403
City Area Code	(717)
Local Phone Number	747-1519
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $2.50 par value
Trading Symbol	CVLY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false